Related Party and Parties-In-Interest Transactions (Details) - EBP 055 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 5,114,422,038	$ 4,333,492,192
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 403,391,773	$ 256,627,332